Securities (Tables)	12 Months Ended
Dec. 31, 2012
Amortized Cost and Fair Values of Securities

The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2012 and 2011.

Securities at Dec. 31, 2012	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$17,539	$467	$3	$18,003
U.S. Government agencies	1,044	30	-	1,074
State and political subdivisions	6,039	112	29	6,122
Agency RMBS	33,355	846	8	34,193
Alt-A RMBS	255	40	16	279
Prime RMBS	728	9	9	728
Subprime RMBS	508	6	62	452
Other RMBS	2,850	53	109	2,794
Commercial MBS	3,031	153	45	3,139
Asset-backed CLOs	1,285	7	10	1,282
Other asset-backed securities	2,123	11	3	2,131
Foreign covered bonds	3,596	122	-	3,718
Corporate bonds	1,525	63	3	1,585
Other debt securities	11,516	276	-	11,792	(a)
Equity securities	23	4	-	27
Money market funds	2,190	-	-	2,190
Alt-A RMBS (b)	1,574	400	4	1,970
Prime RMBS (b)	833	177	-	1,010
Subprime RMBS (b)	113	17	-	130
Total securities available-for-sale	90,127	2,793	301	92,619
Held-to-maturity:
U.S. Treasury	1,011	59	-	1,070
State and political subdivisions	67	2	-	69
Agency RMBS	5,879	139	1	6,017
Alt-A RMBS	111	9	6	114
Prime RMBS	97	1	1	97
Subprime RMBS	28	-	1	27
Other RMBS	983	36	52	967
Commercial MBS	26	-	1	25
Other securities	3	-	-	3
Total securities held-to-maturity	8,205	246	62	8,389
Total securities	$98,332	$3,039	$363	$101,008
(a)	Includes $9.4 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Securities at Dec. 31, 2011	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$16,814	$514	$2	$17,326
U.S. Government agencies	932	26	-	958
State and political subdivisions	2,724	62	47	2,739
Agency RMBS	26,232	575	11	26,796
Alt-A RMBS	306	9	42	273
Prime RMBS	916	1	102	815
Subprime RMBS	606	2	190	418
Other RMBS	1,133	-	230	903
Commercial MBS	3,327	89	77	3,339
Asset-backed CLOs	1,480	1	37	1,444
Other asset-backed securities	527	8	3	532
Foreign covered bonds	2,410	18	3	2,425
Corporate bonds	1,696	47	5	1,738
Other debt securities	14,320	292	33	14,579	(a)
Equity securities	26	4	-	30
Money market funds	973	-	-	973
Alt-A RMBS (b)	1,790	157	68	1,879
Prime RMBS (b)	1,090	106	21	1,175
Subprime RMBS (b)	122	6	3	125
Total securities available-for-sale	77,424	1,917	874	78,467
Held-to-maturity:
U.S. Treasury	813	53	-	866
State and political subdivisions	100	3	-	103
Agency RMBS	658	39	-	697
Alt-A RMBS	153	4	19	138
Prime RMBS	121	-	10	111
Subprime RMBS	28	-	3	25
Other RMBS	1,617	47	93	1,571
Commercial MBS	28	-	2	26
Other securities	3	-	-	3
Total securities held-to-maturity	3,521	146	127	3,540
Total securities	$80,945	$2,063	$1,001	$82,007
(a)	Includes $13.1 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Securities at Dec. 31, 2010	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$12,650	$97	$138	$12,609
U.S. Government agencies	1,007	2	4	1,005
State and political subdivisions	559	4	55	508
Agency RMBS	19,383	387	43	19,727
Alt-A RMBS	475	34	39	470
Prime RMBS	1,305	8	86	1,227
Subprime RMBS	696	-	188	508
Other RMBS	1,665	1	335	1,331
Commercial MBS	2,650	89	100	2,639
Asset-backed CLOs	263	-	14	249
Other asset-backed securities	532	9	2	539
Foreign covered bonds	2,884	-	16	2,868
Corporate bonds	291	16	22	285
Other debt securities	11,509	132	35	11,606	(a)
Equity securities	36	11	-	47
Money market funds	2,538	-	-	2,538
Alt-A RMBS (b)	2,164	364	15	2,513
Prime RMBS (b)	1,626	205	6	1,825
Subprime RMBS (b)	128	30	-	158
Total securities available-for-sale	62,361	1,389	1,098	62,652
Held-to-maturity:
State and political subdivisions	119	2	-	121
Agency RMBS	397	33	-	430
Alt-A RMBS	215	5	19	201
Prime RMBS	149	2	5	146
Subprime RMBS	28	-	3	25
Other RMBS	2,709	69	81	2,697
Commercial MBS	34	-	1	33
Other securities	4	-	-	4
Total securities held-to-maturity	3,655	111	109	3,657
Total securities	$66,016	$1,500	$1,207	$66,309
(a)	Includes $11.0 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Net Securities Gains (Losses)

Net securities gains (losses)
(in millions)	2012	2011	2010
Realized gross gains	$296	$183	$48
Realized gross losses	(10)	(56)	(5)
Recognized gross impairments	(124)	(79)	(16)
Total net securities gains (losses)	$162	$48	$27

Aggregate Fair Value of Investments with Continuous Unrealized Loss Position

The following tables show the aggregate related fair value of investments with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more.

Temporarily impaired securities at Dec. 31, 2012	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$956	$3	$-	$-	$956	$3
State and political subdivisions	1,139	7	173	22	1,312	29
Agency RMBS	1,336	8	96	-	1,432	8
Alt-A RMBS	31	13	39	3	70	16
Prime RMBS	110	2	253	7	363	9
Subprime RMBS	13	3	397	59	410	62
Other RMBS	64	19	670	90	734	109
Commercial MBS	131	1	310	44	441	45
Asset-backed CLOs	314	1	321	9	635	10
Other asset-backed securities	779	2	7	1	786	3
Corporate bonds	178	3	-	-	178	3
Alt-A RMBS (a)	22	-	30	4	52	4
Total securities available-for-sale	$5,073	$62	$2,296	$239	$7,369	$301
Held-to-maturity:
Agency RMBS	$234	$1	$-	$-	$234	$1
Alt-A RMBS	38	-	24	6	62	6
Prime RMBS	-	-	56	1	56	1
Subprime RMBS	-	-	24	1	24	1
Other RMBS	413	-	373	52	786	52
Commercial MBS	-	-	25	1	25	1
Total securities held-to-maturity	$685	$1	$502	$61	$1,187	$62
Total temporarily impaired securities	$5,758	$63	$2,798	$300	$8,556	$363
(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Temporarily impaired securities at Dec. 31, 2011	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$118	$2	$-	$-	$118	$2
State and political subdivisions	483	2	157	45	640	47
Agency RMBS	3,844	10	140	1	3,984	11
Alt-A RMBS	132	16	69	26	201	42
Prime RMBS	324	25	447	77	771	102
Subprime RMBS	-	-	400	190	400	190
Other RMBS	5	4	895	226	900	230
Commercial MBS	340	2	495	75	835	77
Asset-backed CLOs	1,143	26	211	11	1,354	37
Other asset-backed securities	60	1	18	2	78	3
Foreign covered bonds	368	1	406	2	774	3
Corporate bonds	254	5	-	-	254	5
Other debt securities	2,613	7	54	26	2,667	33
Alt-A RMBS (a)	595	53	29	15	624	68
Prime RMBS (a)	437	21	-	-	437	21
Subprime RMBS (a)	50	3	-	-	50	3
Total securities available-for-sale	$10,766	$178	$3,321	$696	$14,087	$874
Held-to-maturity:
Alt-A RMBS	$69	$3	$42	$16	$111	$19
Prime RMBS	-	-	56	10	56	10
Subprime RMBS	-	-	25	3	25	3
Other RMBS	107	2	573	91	680	93
Commercial MBS	-	-	26	2	26	2
Total securities held-to-maturity	$176	$5	$722	$122	$898	$127
Total temporarily impaired securities	$10,942	$183	$4,043	$818	$14,985	$1,001
(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Maturity Distribution by Carrying Amount and Yield (on Tax Equivalent Basis) of Investment Securities Portfolio

The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our investment securities portfolio at Dec. 31, 2012.

Maturity distribution and yield on investment securities	U.S. Treasury		U.S. Government agencies		State and political subdivisions		Other bonds, notes and debentures		Mortgage/ asset-backed and equity securities
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Total
Securities available-for-sale:
One year or less	$3,054	0.57%	$176	0.95%	$114	1.52%	$3,439	1.03%	$-	-%	$6,783
Over 1 through 5 years	9,033	0.92	832	1.76	2,934	1.75	10,874	1.28	-	-	23,673
Over 5 through 10 years	2,365	2.66	66	2.06	2,597	3.16	2,709	2.67	-	-	7,737
Over 10 years	3,551	3.11	-	-	477	3.74	73	8.08	-	-	4,101
Mortgage-backed securities	-	-	-	-	-	-	-	-	44,695	2.73	44,695
Asset-backed securities	-	-	-	-	-	-	-	-	3,413	1.33	3,413
Equity securities (b)	-	-	-	-	-	-	-	-	2,217	-	2,217
Total	$18,003	1.52%	$1,074	1.65%	$6,122	2.50%	$17,095	1.48%	$50,325	2.51%	$92,619
Securities held-to-maturity:
One year or less	$-	%	$-	-%	$1	6.65%	$3	0.02%	$-	-	$4
Over 1 through 5 years	682	1.49	-	-	-	-	-	-	-	-	682
Over 5 through 10 years	329	2.65	-	-	26	6.78	-	-	-	-	355
Over 10 years	-	-	-	-	40	6.41	-	-	-	-	40
Mortgage-backed securities	-	-	-	-	-	-	-	-	7,124	2.92%	7,124
Total	$1,011	1.87%	$-	-	$67	6.56%	$3	0.02%	$7,124	2.92%	$8,205
(a)	Yields are based upon the amortized cost of securities.
(b)	Includes money market funds.

Projected Weighted-Average Default Rates and Loss Severities

The table below shows the projected weighted-average default rates and loss severities for the 2007, 2006 and late 2005 non-agency RMBS and the securities previously held in the Grantor Trust we established in connection with the restructuring of our investment securities portfolio in 2009, at Dec. 31, 2012 and 2011.

Projected weighted-average default rates and loss severities
	Dec. 31, 2012		Dec. 31, 2011
	Default rate	Severity	Default rate	Severity
Alt-A	43%	57%	44%	57%
Subprime	61%	72%	63%	73%
Prime	24%	43%	25%	43%

Pre-Tax Securities Gains (Losses) by Type

The following table provides pre-tax net securities gains (losses) by type.

Net securities gains (losses)
(in millions)	2012	2011	2010
Sovereign debt	$96	$36	$-
U.S. Treasury	83	77	15
Agency RMBS	43	8	15
Corporate bonds	29	-	-
FDIC-insured debt	10	-	-
Prime RMBS	(15)	(1)	-
Trust-preferred	(18)	-	-
Alt-A RMBS	(19)	(36)	(13)
Subprime RMBS	(34)	(21)	(4)
European floating rate notes	(34)	(39)	(3)
Other	21	24	17
Total net securities gains (losses)	$162	$48	$27

Debt Securities Credit Losses Roll Forward Recorded in Earnings

The following table reflects investment securities credit losses recorded in earnings. The beginning balance represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The deductions represent credit losses on securities that have been sold, are required to be sold or it is our intention to sell.

Debt securities credit loss roll forward
(in millions)	2012	2011
Beginning balance as of Jan. 1	$253	$182
Add: Initial OTTI credit losses	73	61
Subsequent OTTI credit losses	50	18
Less: Realized losses for securities sold	88	8
Ending balance as of Dec. 31	$288	$253